ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are the following:

	December 31,
	2011	2010
Accounts payable	$11,387,293	$7,099,240
Accrued expenses	2,661,364	256,804
Accrued warranty cost	154,162	146,673
Total	$14,202,819	$7,502,717

The Company’s equipments are typically sold with one year warranty from the date of sales against defects in materials, Warranty cost   is   accrued   as revenue   is   recognized. Cost of warranties   is   estimated   based   on the Company’s experience in recent years. Actual   warranty   costs when incurred are   charged   against   accrued   warranty   liability. The Company did not accrue warranty expense during the year ended December 31, 2011 and 2010, as their accrued warranty ($154,162) was adequate to compensate for expected future warranty costs as of those respective dates.